Securities Held to Maturity (Held-to-maturity Securities [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity Securities [Member]
Securities Held to Maturity

Note 5 – Securities Held to Maturity

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In Thousands)
Residential mortgage-backed securities:
Due within one year	$—	$—	$—	$—
Due after one year through five years	4	—	—	4
Due after five years through ten years	9,480	171	18	9,633
Due after ten years	153,425	6,747	38	160,134
	162,909	6,918	56	169,771
Municipal obligations:
Due after five to ten years	388	28	—	416
Due after ten years	975	65	—	1,040
	1,363	93	—	1,456

Trust originated preferred security:
Due after ten years	376	—	—	376
	$164,648	$7,011	$56	$171,603

The amortized cost and carrying values shown above are by contractual final maturity. Actual maturities will differ from contractual final maturities due to scheduled monthly payments related to mortgage–backed securities and due to the borrowers having the right to prepay obligations with or without prepayment penalties. As of December 31, 2012 and December 31, 2011, all residential mortgage backed securities held in the portfolio were Government Sponsored Enterprise securities.

In 2012 and 2011, management decided to sell certain mortgage-backed securities that were issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). While these securities were classified as held to maturity, ASC 320 (formerly FAS 115) allows sales of securities so designated, provided that a substantial portion (at least 85%) of the principal balance has been amortized prior to the sale. During the years ended December 31, 2012 and 2011, proceeds from sales of securities held to maturity totaled approximately $30.6 million and $2.4 million, respectively, and resulted in gross gains of approximately $405,000 and $25,000, respectively, and gross losses of approximately $56,000 and $7,000, respectively.

Note 5 – Securities Held to Maturity (Continued)

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In Thousands)
U.S. Government Agencies:
Due within one year	$3,315	$38	$—	$3,353
Due after ten years	3,000	12	—	3,012

	6,315	50	—	6,365
Residential mortgage-backed securities:
Due within one year	9	—	—	9
Due after one year through five years	1,325	32	3	1,354
Due after five years through ten years	37,034	417	44	37,407
Due after ten years	160,509	6,464	73	166,900
	198,877	6,913	120	205,670
Municipal obligations:
Due after five to ten years	391	30	—	421
Due after ten years	979	59	—	1,038
	1,370	89	—	1,459

Trust originated preferred security:
Due after ten years	403	6	—	409
	$206,965	$7,058	$120	$213,903

Note 5 – Securities Held to Maturity (Continued)

The unrealized losses, categorized by the length of time of continuous loss position, and fair value of related securities held to maturity were as follows:

	Less than 12 Months		More than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
December 31, 2012
Residential mortgage-backed securities	$14,093	$56	$-	$-	$14,093	$56

	$14,093	$56	$-	$-	$14,093	$56

December 31, 2011
Residential mortgage-backed securities	$16,949	$82	$5,942	$38	$22,891	$120

	$16,949	$82	$5,942	$38	$22,891	$120

At December 31, 2012, management concluded that the unrealized losses above (which related to 16 mortgage-backed securities) are temporary in nature since they are related to interest rate fluctuations rather than any underlying credit quality of the issuers. Additionally, the Company has not decided to sell these securities and has concluded that it is unlikely it would be required to sell these securities prior to the anticipated recovery of the unrealized losses.

Note 5 – Securities Held to Maturity

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In Thousands)
Residential mortgage-backed securities:
Due within one year	$—	$—	$—	$—
Due after one year through five years	4	—	—	4
Due after five years through ten years	9,480	171	18	9,633
Due after ten years	153,425	6,747	38	160,134
	162,909	6,918	56	169,771
Municipal obligations:
Due after five to ten years	388	28	—	416
Due after ten years	975	65	—	1,040
	1,363	93	—	1,456

Trust originated preferred security:
Due after ten years	376	—	—	376
	$164,648	$7,011	$56	$171,603

The amortized cost and carrying values shown above are by contractual final maturity. Actual maturities will differ from contractual final maturities due to scheduled monthly payments related to mortgage–backed securities and due to the borrowers having the right to prepay obligations with or without prepayment penalties. As of December 31, 2012 and December 31, 2011, all residential mortgage backed securities held in the portfolio were Government Sponsored Enterprise securities.

In 2012 and 2011, management decided to sell certain mortgage-backed securities that were issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). While these securities were classified as held to maturity, ASC 320 (formerly FAS 115) allows sales of securities so designated, provided that a substantial portion (at least 85%) of the principal balance has been amortized prior to the sale. During the years ended December 31, 2012 and 2011, proceeds from sales of securities held to maturity totaled approximately $30.6 million and $2.4 million, respectively, and resulted in gross gains of approximately $405,000 and $25,000, respectively, and gross losses of approximately $56,000 and $7,000, respectively.

Note 5 – Securities Held to Maturity (Continued)

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In Thousands)
U.S. Government Agencies:
Due within one year	$3,315	$38	$—	$3,353
Due after ten years	3,000	12	—	3,012

	6,315	50	—	6,365
Residential mortgage-backed securities:
Due within one year	9	—	—	9
Due after one year through five years	1,325	32	3	1,354
Due after five years through ten years	37,034	417	44	37,407
Due after ten years	160,509	6,464	73	166,900
	198,877	6,913	120	205,670
Municipal obligations:
Due after five to ten years	391	30	—	421
Due after ten years	979	59	—	1,038
	1,370	89	—	1,459

Trust originated preferred security:
Due after ten years	403	6	—	409
	$206,965	$7,058	$120	$213,903

Note 5 – Securities Held to Maturity (Continued)

The unrealized losses, categorized by the length of time of continuous loss position, and fair value of related securities held to maturity were as follows:

	Less than 12 Months		More than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
December 31, 2012
Residential mortgage-backed securities	$14,093	$56	$-	$-	$14,093	$56

	$14,093	$56	$-	$-	$14,093	$56

December 31, 2011
Residential mortgage-backed securities	$16,949	$82	$5,942	$38	$22,891	$120

	$16,949	$82	$5,942	$38	$22,891	$120